EQUITY - Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Net income attributable to equity holders of the parent	$ 3,152	$ 1,339	$ 919
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)	763	788	842
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)	766	791	845